UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.9%
Funds and Investment Trusts - 100.9% (a)
AB All Market Real Return Portfolio-Class Z	35,006	$286,000
AB Bond Inflation Strategy Portfolio-Class Z	53,512	579,000
AB Concentrated Growth Portfolio-Class Z	3,377	93,472
AB Global Bond Fund, Inc.-Class Z	22,355	190,242
AB Global Real Estate Investment Fund II-Class I	35,750	379,668
AB Growth and Income Fund, Inc.-Class Z	67,827	377,796
AB High Income Fund, Inc.-Class Z	21,996	190,487
AB Intermediate Bond Portfolio-Class Z	68,210	768,046
AB Unconstrained Bond Fund, Inc.-Class Z	33,547	288,166
AQR International Defensive Style Fund-Class R6	24,121	281,497
AQR Large Cap Defensive Style Fund-Class R6	24,763	383,818
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	29,544	196,175
Franklin Growth Fund-Class R6	1,214	93,053
Franklin Low Duration Total Return Fund-Class R6	106,392	1,057,536
iShares Core S&P 500 ETF	1,330	284,208
iShares Russell 2000 ETF	873	103,450
MFS Institutional International Equity Fund	4,574	94,320
MFS Total Return Bond Fund-Class R5	61,743	669,295
MFS Value Fund-Class R5	2,760	95,784
T. Rowe Price Dividend Growth Fund, Inc.	7,725	280,883
T. Rowe Price Emerging Markets Stock Fund	2,815	95,808
T. Rowe Price Inflation Protected Bond Fund, Inc.	63,202	769,169
T. Rowe Price Institutional Long Duration Credit Fund	26,708	284,441
T. Rowe Price International Funds-International Discovery Fund	1,707	95,141
T. Rowe Price Small Cap Value Fund-Class I	2,300	93,430
Templeton Global Bond Fund-Class R6	8,678	100,314
Vanguard FTSE Developed Markets ETF	2,052	74,918
Vanguard FTSE Emerging Markets ETF	2,550	96,262
Vanguard Short-Term Bond ETF	11,593	933,468
Vanguard Total Bond Market ETF	3,497	290,915

Total Investment Companies (cost $9,398,705)		9,526,762

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $89,653)	89,653	89,653

Total Investments - 101.9% (cost $9,488,358) (d)		9,616,415
Other assets less liabilities - (1.9)%		(176,667)

Net Assets - 100.0%		$9,439,748

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $142,451 and gross unrealized depreciation of investments was $(14,394), resulting in net unrealized appreciation of $128,057.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select Retirement Allocation Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$9,526,762	$	– 0	–	$	– 0	–	$9,526,762
Short-Term Investments	89,653		– 0	–		– 0	–	89,653

Total (a)	$9,616,415	$	– 0	–	$	– 0	–	$9,616,415

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$101	$828	$840	$90	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$287	$7	$4		$	– 0	–*	$(4)	$286	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	576	15	11			– 0	–*	(1)	579		5			– 0	–
AB Concentrated Growth Portfolio-Class Z	101	(1)	6			– 0	–*	(1)	93		– 0	–		– 0	–
AB Global Bond Fund, Inc.-Class Z	191	1	– 0	–		– 0	–	(2)	190		1			– 0	–
AB Global Real Estate Investment Fund II-Class I	392	24	4			– 0	–*	(32)	380		2			– 0	–
AB Growth and Income Fund, Inc.-Class Z	381	6	6			– 0	–*	(3)	378		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	219	2	33			1		1	190		3			– 0	–
AB Intermediate Bond Portfolio-Class Z	771	21	17			1		(8)	768		5			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	288	1	4			– 0	–*	3	288		2			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 98.9%
Funds and Investment Trusts - 98.9% (a)
AB All Market Real Return Portfolio-Class Z	53,567	$437,641
AB Bond Inflation Strategy Portfolio-Class Z	107,834	1,166,760
AB Global Bond Fund, Inc.-Class Z	68,548	583,343
AB Global Real Estate Investment Fund II-Class I	54,132	574,884
AB Growth and Income Fund, Inc.-Class Z	104,166	580,203
AB High Income Fund, Inc.-Class Z	33,960	294,098
AB Intermediate Bond Portfolio-Class Z	77,923	877,411
AB Unconstrained Bond Fund, Inc.-Class Z	34,596	297,185
AQR International Defensive Style Fund-Class R6	36,672	427,959
AQR Large Cap Defensive Style Fund-Class R6	37,828	586,330
AQR Long-Short Equity Fund-Class R6	22,882	295,636
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	44,012	292,242
AQR Style Premia Alternative Fund-Class R6	44,055	441,871
Franklin Growth Fund-Class R6	3,740	286,676
Franklin Low Duration Total Return Fund-Class R6	58,984	586,300
iShares Core S&P 500 ETF	6,109	1,305,432
iShares Russell 2000 ETF	1,240	146,940
MFS Institutional International Equity Fund	6,933	142,962
MFS Total Return Bond Fund-Class R5	121,226	1,314,092
MFS Value Fund-Class R5	4,204	145,900
T. Rowe Price Dividend Growth Fund, Inc.	15,929	579,165
T. Rowe Price Emerging Markets Stock Fund	8,503	289,444
T. Rowe Price Inflation Protected Bond Fund, Inc.	72,204	878,719
T. Rowe Price Institutional Long Duration Credit Fund	27,117	288,797
T. Rowe Price International Funds-International Discovery Fund	2,557	142,495
T. Rowe Price Small Cap Value Fund-Class I	3,557	144,497
Templeton Global Bond Fund-Class R6	13,062	150,994
Vanguard FTSE Developed Markets ETF	6,924	252,795
Vanguard FTSE Emerging Markets ETF	3,822	144,281
Vanguard Short-Term Bond ETF	1,372	110,474
Vanguard Total Bond Market ETF	8,807	732,654

Total Investment Companies (cost $14,201,188)		14,498,180

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $39,062)	39,062	39,062

Total Investments - 99.2% (cost $14,240,250) (d)		14,537,242
Other assets less liabilities - 0.8%		114,382

Net Assets - 100.0%		$14,651,624

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $322,726 and gross unrealized depreciation of investments was $(25,734), resulting in net unrealized appreciation of $296,992.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2010 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$14,498,180	$	– 0	–	$	– 0	–	$14,498,180
Short-Term Investments	39,062		– 0	–		– 0	–	39,062

Total (a)	$14,537,242	$	– 0	–	$	– 0	–	$14,537,242

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$164	$770	$895	$39	$	– 0	–*

* Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$458	$1		$15		$1		$(7)	$438	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	1,223	21		74		3		(6)	1,167		11			– 0	–
AB Global Bond Fund, Inc.-Class Z	608	4		22		1		(8)	583		4			– 0	–
AB Global Real Estate Investment Fund II-Class I	623	2		– 0	–	– 0	–	(50)	575		3			– 0	–
AB Growth and Income Fund, Inc.-Class Z	605	– 0	–	21		– 0	–*	(4)	580		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	348	5		62		2		1	294		5			– 0	–
AB Intermediate Bond Portfolio-Class Z	919	6		39		1		(10)	877		6			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	305	2		13		– 0	–*	3	297		2			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 103.4%
Funds and Investment Trusts - 103.4% (a)
AB All Market Real Return Portfolio-Class Z	165,881	$1,355,247
AB Bond Inflation Strategy Portfolio-Class Z	297,362	3,217,454
AB Discovery Value Fund-Class Z	23,385	459,983
AB Global Bond Fund, Inc.-Class Z	212,520	1,808,545
AB Global Real Estate Investment Fund II-Class I	167,137	1,774,999
AB Growth and Income Fund, Inc.-Class Z	243,551	1,356,578
AB High Income Fund, Inc.-Class Z	211,285	1,829,731
AB Intermediate Bond Portfolio-Class Z	201,388	2,267,625
AB Unconstrained Bond Fund, Inc.-Class Z	108,775	934,382
AQR International Defensive Style Fund-Class R6	113,283	1,322,013
AQR Large Cap Defensive Style Fund-Class R6	147,379	2,284,381
AQR Long-Short Equity Fund-Class R6	106,231	1,372,501
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	210,865	1,400,147
AQR Style Premia Alternative Fund-Class R6	139,454	1,398,724
Franklin Growth Fund-Class R6	11,703	897,039
Franklin Low Duration Total Return Fund-Class R6	45,846	455,708
iShares Core S&P 500 ETF	21,159	4,521,467
iShares Russell 2000 ETF	3,725	441,412
MFS Institutional International Equity Fund	42,911	884,820
MFS Total Return Bond Fund-Class R5	209,917	2,275,499
MFS Value Fund-Class R5	26,165	907,936
T. Rowe Price Dividend Growth Fund, Inc.	49,392	1,795,896
T. Rowe Price Emerging Markets Stock Fund	39,516	1,345,121
T. Rowe Price Inflation Protected Bond Fund, Inc.	262,581	3,195,607
T. Rowe Price Institutional Long Duration Credit Fund	83,726	891,679
T. Rowe Price International Funds-International Discovery Fund	7,961	443,647
T. Rowe Price Small Cap Value Fund-Class I	10,936	444,241
Templeton Global Bond Fund-Class R6	40,978	473,704
Vanguard FTSE Developed Markets ETF	32,585	1,189,678
Vanguard FTSE Emerging Markets ETF	12,465	470,554
Vanguard Total Bond Market ETF	20,267	1,686,012

Total Investment Companies (cost $43,987,091)		45,102,330

SHORT-TERM INVESTMENTS - 0.5%
INVESTMENT COMPANIES - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $232,328)	232,328	232,328

Total Investments - 103.9% (cost $44,219,419) (d)		45,334,658
Other assets less liabilities - (3.9)%		(1,722,106)

Net Assets - 100.0%		$43,612,552

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,213,696 and gross unrealized depreciation of investments was $(98,457), resulting in net unrealized appreciation of $1,115,239.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2015 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$45,102,330	$	– 0	–	$	– 0	–	$45,102,330
Short-Term Investments	232,328		– 0	–		– 0	–	232,328

Total (a)	$45,334,658	$	– 0	–	$	– 0	–	$45,334,658

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$366	$1,989	$2,123	$232	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$1,379	$32		$38	$2		$(20)	$1,355	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	3,273	57		107	4		(10)	3,217		29			– 0	–
AB Discovery Value Fund-Class Z	492	– 0	–	33	2		(1)	460		– 0	–		– 0	–
AB Global Bond Fund, Inc.-Class Z	1,872	12		54	2		(23)	1,809		12			– 0	–
AB Global Real Estate Investment Fund II-Class I	1,920	82		75	8		(160)	1,775		8			– 0	–
AB Growth and Income Fund, Inc.-Class Z	1,391	1		25	1		(11)	1,357		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	1,985	26		199	6		12	1,830		27			– 0	–
AB Intermediate Bond Portfolio-Class Z	2,346	15		71	2		(24)	2,268		16			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	948	4		28	– 0	–*	10	934		5			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 103.8%
Funds and Investment Trusts - 103.8% (a)
AB All Market Real Return Portfolio-Class Z	307,770	$2,514,478
AB Bond Inflation Strategy Portfolio-Class Z	389,832	4,217,981
AB Discovery Value Fund-Class Z	43,129	848,356
AB Global Bond Fund, Inc.-Class Z	295,768	2,516,982
AB Global Real Estate Investment Fund II-Class I	314,172	3,336,509
AB Growth and Income Fund, Inc.-Class Z	906,222	5,047,659
AB High Income Fund, Inc.-Class Z	486,710	4,214,905
AB Intermediate Bond Portfolio-Class Z	373,025	4,200,259
AB Unconstrained Bond Fund, Inc.-Class Z	98,404	845,291
AQR International Defensive Style Fund-Class R6	213,871	2,495,872
AQR Large Cap Defensive Style Fund-Class R6	272,248	4,219,851
AQR Long-Short Equity Fund-Class R6	263,101	3,399,268
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	390,162	2,590,676
AQR Style Premia Alternative Fund-Class R6	255,714	2,564,812
Franklin Growth Fund-Class R6	21,908	1,679,250
iShares Core S&P 500 ETF	43,187	9,228,630
iShares Russell 2000 ETF	7,066	837,321
MFS Institutional International Equity Fund	123,130	2,538,932
MFS Total Return Bond Fund-Class R5	308,990	3,349,457
MFS Value Fund-Class R5	48,992	1,700,032
T. Rowe Price Dividend Growth Fund, Inc.	92,149	3,350,532
T. Rowe Price Emerging Markets Stock Fund	73,228	2,492,679
T. Rowe Price Inflation Protected Bond Fund, Inc.	346,190	4,213,127
T. Rowe Price Institutional Long Duration Credit Fund	156,205	1,663,581
T. Rowe Price International Funds-International Discovery Fund	30,196	1,682,815
T. Rowe Price Small Cap Value Fund-Class I	20,553	834,876
Templeton Global Bond Fund-Class R6	145,418	1,681,033
Vanguard FTSE Developed Markets ETF	85,648	3,127,008
Vanguard FTSE Emerging Markets ETF	22,141	835,823
Vanguard Total Bond Market ETF	17,643	1,467,721

Total Investment Companies (cost $81,761,969)		83,695,716

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $270,130)	270,130	270,130

Total Investments - 104.2% (cost $82,032,099) (d)		83,965,846
Other assets less liabilities - (4.2)%		(3,347,237)

Net Assets - 100.0%		$80,618,609

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,073,727 and gross unrealized depreciation of investments was $(139,980), resulting in net unrealized appreciation of $1,933,747.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2020 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$83,695,716	$	– 0	–	$	– 0	–	$83,695,716
Short-Term Investments	270,130		– 0	–		– 0	–	270,130

Total (a)	$83,965,846	$	– 0	–	$	– 0	–	$83,965,846

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$693	$4,080	$4,503	$270	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$2,595	$	– 0	–	$47	$(1)	$(33)	$2,514	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	4,328		144		247	10	(17)	4,218		38			– 0	–
AB Discovery Value Fund-Class Z	891		(1)		45	(1)	4	848		– 0	–		– 0	–
AB Global Bond Fund, Inc.-Class Z	1,718		867		40	1	(29)	2,517		13			– 0	–
AB Global Real Estate Investment Fund II-Class I	3,538		211		127	1	(286)	3,337		15			– 0	–
AB Growth and Income Fund, Inc.-Class Z	5,160		47		123	(2)	(34)	5,048		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	5,463		134		1,434	45	7	4,215		72			– 0	–
AB Intermediate Bond Portfolio-Class Z	4,353		76		187	4	(46)	4,200		29			– 0	–
AB Unconstrained Bond Fund, Inc.-Class Z	863		3		31	1	9	845		5			– 0	–

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 104.9%
Funds and Investment Trusts - 104.9% (a)
AB All Market Real Return Portfolio-Class Z	291,387	$2,380,633
AB Bond Inflation Strategy Portfolio-Class Z	221,324	2,394,724
AB Concentrated Growth Portfolio-Class Z	85,090	2,355,282
AB Discovery Growth Fund, Inc.-Class Z (b)	138,418	1,200,084
AB Discovery Value Fund-Class Z	61,402	1,207,784
AB Global Bond Fund, Inc.-Class Z	424,286	3,610,674
AB Global Real Estate Investment Fund II-Class I	556,374	5,908,696
AB Growth and Income Fund, Inc.-Class Z	1,709,549	9,522,186
AB High Income Fund, Inc.-Class Z	828,060	7,171,003
AB Intermediate Bond Portfolio-Class Z	322,250	3,628,533
AQR International Defensive Style Fund-Class R6	305,203	3,561,714
AQR Large Cap Defensive Style Fund-Class R6	388,721	6,025,169
AQR Long-Short Equity Fund-Class R6	472,607	6,106,084
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	740,514	4,917,015
AQR Style Premia Alternative Fund-Class R6	369,984	3,710,935
Franklin Growth Fund-Class R6	46,550	3,568,086
iShares Core S&P 500 ETF	55,778	11,919,201
iShares Russell 2000 ETF	9,862	1,168,647
MFS Institutional International Equity Fund	230,434	4,751,547
MFS Total Return Bond Fund-Class R5	112,436	1,218,803
MFS Value Fund-Class R5	103,978	3,608,037
T. Rowe Price Dividend Growth Fund, Inc.	131,967	4,798,323
T. Rowe Price Emerging Markets Stock Fund	104,922	3,571,538
T. Rowe Price Inflation Protected Bond Fund, Inc.	294,981	3,589,918
T. Rowe Price Institutional Long Duration Credit Fund	225,312	2,399,573
T. Rowe Price International Funds-International Discovery Fund	41,969	2,338,931
T. Rowe Price Small Cap Value Fund-Class I	29,984	1,217,972
Templeton Global Bond Fund-Class R6	207,002	2,392,948
Vanguard FTSE Developed Markets ETF	152,771	5,577,669
Vanguard FTSE Emerging Markets ETF	31,518	1,189,804
Vanguard Total Bond Market ETF	25,440	2,116,354

Total Investment Companies (cost $116,414,808)		119,127,867

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $34,307)	34,307	34,307

Total Investments - 104.9% (cost $116,449,115) (d)		119,162,174
Other assets less liabilities - (4.9)%		(5,607,157)

Net Assets - 100.0%		$113,555,017

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,929,804 and gross unrealized depreciation of investments was $(216,745), resulting in net unrealized appreciation of $2,713,059.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2025 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$119,127,867	$	– 0	–	$	– 0	–	$119,127,867
Short-Term Investments	34,307		– 0	–		– 0	–	34,307

Total (a)	$119,162,174	$	– 0	–	$	– 0	–	$119,162,174

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$1,605	$3,652	$5,223	$34	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

													Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$2,413	$	– 0	–	$	– 0	–	$	– 0	–	$(32)	$2,381	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio-Class Z	2,425		21			47			1		(5)	2,395		21			– 0	–
AB Concentrated Growth Portfolio-Class Z	2,449		– 0	–		68			(2)		(24)	2,355		– 0	–		– 0	–
AB Discovery Growth Fund, Inc.-Class Z	1,247		– 0	–		– 0	–		– 0	–	(47)	1,200		– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,206		– 0	–		– 0	–		– 0	–	2	1,208		– 0	–		– 0	–
AB Global Bond Fund, Inc.-Class Z	2,426		1,225			– 0	–		– 0	–	(40)	3,611		19			– 0	–
AB Global Real Estate Investment Fund II-Class I	6,215		296			98			– 0	–*	(504)	5,909		26			– 0	–
AB Growth and Income Fund, Inc.-Class Z	9,690		(1)			100			1		(68)	9,522		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	8,875		187			1,976			62		23	7,171		119			– 0	–
AB Intermediate Bond Portfolio-Class Z	3,640		24			– 0	–		– 0	–	(35)	3,629		25			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 103.3%
Funds and Investment Trusts - 103.3% (a)
AB All Market Real Return Portfolio-Class Z	110,921	$906,223
AB Concentrated Growth Portfolio-Class Z	61,980	1,715,606
AB Discovery Growth Fund, Inc.-Class Z (b)	101,631	881,139
AB Discovery Value Fund-Class Z	87,472	1,720,574
AB Global Bond Fund, Inc.-Class Z	309,310	2,632,231
AB Global Real Estate Investment Fund II-Class I	327,408	3,477,077
AB Growth and Income Fund, Inc.-Class Z	1,553,342	8,652,112
AB High Income Fund, Inc.-Class Z	713,414	6,178,167
AB Intermediate Bond Portfolio-Class Z	234,331	2,638,568
AQR International Defensive Style Fund-Class R6	220,886	2,577,735
AQR Large Cap Defensive Style Fund-Class R6	283,589	4,395,634
AQR Long-Short Equity Fund-Class R6	413,286	5,339,649
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	405,768	2,694,301
AQR Style Premia Alternative Fund-Class R6	180,340	1,808,809
Franklin Growth Fund-Class R6	33,568	2,572,957
iShares Core S&P 500 ETF	36,549	7,810,156
iShares Russell 2000 ETF	7,393	876,071
MFS Institutional International Equity Fund	250,174	5,158,591
MFS Total Return Bond Fund-Class R5	83,689	907,185
MFS Value Fund-Class R5	174,420	6,052,371
T. Rowe Price Dividend Growth Fund, Inc.	71,610	2,603,744
T. Rowe Price Emerging Markets Stock Fund	76,101	2,590,489
T. Rowe Price Inflation Protected Bond Fund, Inc.	74,790	910,195
T. Rowe Price International Funds-International Discovery Fund	30,654	1,708,352
T. Rowe Price Small Cap Value Fund-Class I	22,096	897,560
Templeton Global Bond Fund-Class R6	155,831	1,801,402
Vanguard FTSE Developed Markets ETF	136,469	4,982,483
Vanguard FTSE Emerging Markets ETF	46,273	1,746,806
Vanguard Total Bond Market ETF	8,171	679,745

Total Investment Companies (cost $85,089,793)		86,915,932

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $458,869)	458,869	458,869

Total Investments - 103.9% (cost $85,548,662) (d)		87,374,801
Other assets less liabilities - (3.9)%		(3,252,886)

Net Assets - 100.0%		$84,121,915

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,941,266 and gross unrealized depreciation of investments was $(115,127), resulting in net unrealized appreciation of $1,826,139.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2030 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$86,915,932	$	– 0	–	$	– 0	–	$86,915,932
Short-Term Investments	458,869		– 0	–		– 0	–	458,869

Total (a)	$87,374,801	$	– 0	–	$	– 0	–	$87,374,801

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$718	$9,973	$10,232	$459	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$823	$94	$	– 0	–	$	– 0	–	$(11)	$906	$	– 0	–	$	– 0	–
AB Concentrated Growth Portfolio-Class Z	1,741	105		109			(5)		(16)	1,716		– 0	–		– 0	–
AB Discovery Growth Fund, Inc.-Class Z	882	34		– 0	–		– 0	–	(35)	881		– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,747	109		138			(4)		7	1,721		– 0	–		– 0	–
AB Global Bond Fund, Inc.-Class Z	1,683	1,065		87			2		(31)	2,632		13			– 0	–
AB Global Real Estate Investment Fund II-Class I	3,494	335		66			– 0	–*	(286)	3,477		15			– 0	–
AB Growth and Income Fund, Inc.-Class Z	8,473	606		361			(4)		(62)	8,652		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	7,005	469		1,362			44		22	6,178		97			– 0	–
AB Intermediate Bond Portfolio-Class Z	2,568	184		88			– 0	–*	(25)	2,639		18			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 105.4%
Funds and Investment Trusts - 105.4% (a)
AB All Market Real Return Portfolio-Class Z	85,465	$698,251
AB Concentrated Growth Portfolio-Class Z	78,522	2,173,478
AB Discovery Growth Fund, Inc.-Class Z (b)	80,928	701,648
AB Discovery Value Fund-Class Z	73,578	1,447,274
AB Global Real Estate Investment Fund II-Class I	272,223	2,891,005
AB Growth and Income Fund, Inc.-Class Z	1,827,420	10,178,729
AB High Income Fund, Inc.-Class Z	507,962	4,398,951
AB Intermediate Bond Portfolio-Class Z	111,996	1,261,078
AQR International Defensive Style Fund-Class R6	183,703	2,143,810
AQR Large Cap Defensive Style Fund-Class R6	235,704	3,653,409
AQR Long-Short Equity Fund-Class R6	400,633	5,176,178
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	337,446	2,240,643
AQR Style Premia Alternative Fund-Class R6	72,515	727,329
Franklin Growth Fund-Class R6	47,000	3,602,577
iShares Core S&P 500 ETF	27,004	5,770,485
iShares Russell 2000 ETF	5,863	694,766
MFS Institutional International Equity Fund	283,448	5,844,699
MFS Value Fund-Class R5	125,430	4,352,416
T. Rowe Price Dividend Growth Fund, Inc.	39,365	1,431,296
T. Rowe Price Emerging Markets Stock Fund	64,836	2,207,026
T. Rowe Price International Funds-International Discovery Fund	39,055	2,176,522
T. Rowe Price Small Cap Value Fund-Class I	17,486	710,281
Templeton Global Bond Fund-Class R6	65,332	755,243
Vanguard FTSE Developed Markets ETF	134,404	4,907,090
Vanguard FTSE Emerging Markets ETF	57,581	2,173,683

Total Investment Companies (cost $70,533,772)		72,317,867

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $461,696)	461,696	461,696

Total Investments - 106.1% (cost $70,995,468) (d)		72,779,563
Other assets less liabilities - (6.1)%		(4,174,909)

Net Assets - 100.0%		$68,604,654

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,807,077 and gross unrealized depreciation of investments was $(22,982), resulting in net unrealized appreciation of $1,784,095.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2035 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$72,317,867	$	– 0	–	$	– 0	–	$72,317,867
Short-Term Investments	461,696		– 0	–		– 0	–	461,696

Total (a)	$72,779,563	$	– 0	–	$	– 0	–	$72,779,563

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$594	$3,142	$3,274	$462	$1

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

													Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$708	$	– 0	–	$	– 0	–	$	– 0	–	$(10)	$698	$	– 0	–	$	– 0	–
AB Concentrated Growth Portfolio-Class Z	2,155		43			– 0	–		– 0	–	(25)	2,173		– 0	–		– 0	–
AB Discovery Growth Fund, Inc.-Class Z	700		30			– 0	–		– 0	–	(28)	702		– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,445		– 0	–		– 0	–		– 0	–	2	1,447		– 0	–		– 0	–
AB Global Real Estate Investment Fund II-Class I	2,887		243			– 0	–		– 0	–	(239)	2,891		12			– 0	–
AB Growth and Income Fund, Inc.-Class Z	9,870		383			– 0	–		– 0	–	(74)	10,179		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	4,413		60			116			4		38	4,399		63			– 0	–
AB Intermediate Bond Portfolio-Class Z	1,423		9			158			– 0	–*	(13)	1,261		9			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 107.6%
Funds and Investment Trusts - 107.6% (a)
AB Concentrated Growth Portfolio-Class Z	124,333	$3,441,525
AB Discovery Growth Fund, Inc.-Class Z (b)	64,089	555,652
AB Discovery Value Fund-Class Z	88,642	1,743,579
AB Global Real Estate Investment Fund II-Class I	165,068	1,753,024
AB Growth and Income Fund, Inc.-Class Z	1,765,589	9,834,330
AB High Income Fund, Inc.-Class Z	69,916	605,477
AB Intermediate Bond Portfolio-Class Z	92,298	1,039,273
AQR International Defensive Style Fund-Class R6	99,019	1,155,555
AQR Large Cap Defensive Style Fund-Class R6	74,964	1,161,935
AQR Long-Short Equity Fund-Class R6	318,003	4,108,601
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	272,820	1,811,528
Franklin Growth Fund-Class R6	37,502	2,874,540
iShares Core S&P 500 ETF	18,908	4,040,451
iShares Russell 2000 ETF	4,811	570,104
MFS Institutional International Equity Fund	280,289	5,779,550
MFS Value Fund-Class R5	133,528	4,633,418
T. Rowe Price Dividend Growth Fund, Inc.	31,800	1,156,265
T. Rowe Price Emerging Markets Stock Fund	68,673	2,337,636
T. Rowe Price International Funds-International Discovery Fund	31,010	1,728,172
T. Rowe Price Small Cap Value Fund-Class I	14,420	585,721
Templeton Global Bond Fund-Class R6	50,620	585,165
Vanguard FTSE Developed Markets ETF	123,137	4,495,732
Vanguard FTSE Emerging Markets ETF	46,508	1,755,677

Total Investment Companies (cost $56,539,991)		57,752,910

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $229,250)	229,250	229,250

Total Investments - 108.1% (cost $56,769,241) (d)		57,982,160
Other assets less liabilities - (8.1)%		(4,321,148)

Net Assets - 100.0%		$53,661,012

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,241,071 and gross unrealized depreciation of investments was $(28,152), resulting in net unrealized appreciation of $1,212,919.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2040 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$57,752,910	$	– 0	–	$	– 0	–	$57,752,910
Short-Term Investments	229,250		– 0	–		– 0	–	229,250

Total (a)	$57,982,160	$	– 0	–	$	– 0	–	$57,982,160

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$519	$2,641	$2,931	$229	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)			Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)	Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$3,526	$	– 0	–	$45		$(2)		$(37)	$3,442	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.-Class Z	577		– 0	–	– 0	–	– 0	–	(21)	556		– 0	–		– 0	–
AB Discovery Value Fund-Class Z	1,764		1		24		(1)		4	1,744		– 0	–		– 0	–
AB Global Real Estate Investment Fund II-Class I	1,770		130		– 0	–	– 0	–	(147)	1,753		8			– 0	–
AB Growth and Income Fund, Inc.-Class Z	9,798		251		143		(1)		(71)	9,834		– 0	–		– 0	–
AB High Income Fund, Inc.-Class Z	730		9		141		5		2	605		9			– 0	–
AB Intermediate Bond Portfolio-Class Z	1,164		39		153		– 0	–*	(11)	1,039		7			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 105.7%
Funds and Investment Trusts - 105.7% (a)
AB Concentrated Growth Portfolio-Class Z	97,127	$2,688,487
AB Discovery Value Fund-Class Z	67,895	1,335,495
AB Global Real Estate Investment Fund II-Class I	128,282	1,362,351
AB Growth and Income Fund, Inc.-Class Z	1,460,469	8,134,814
AB Intermediate Bond Portfolio-Class Z	71,399	803,950
AQR International Defensive Style Fund-Class R6	37,969	443,098
AQR Large Cap Defensive Style Fund-Class R6	28,790	446,240
AQR Long-Short Equity Fund-Class R6	251,765	3,252,798
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	138,636	920,541
Franklin Growth Fund-Class R6	40,908	3,135,626
iShares Core S&P 500 ETF	14,753	3,152,568
iShares Russell 2000 ETF	3,639	431,221
MFS Institutional International Equity Fund	239,626	4,941,080
MFS Value Fund-Class R5	116,650	4,047,747
T. Rowe Price Dividend Growth Fund, Inc.	12,220	444,334
T. Rowe Price Emerging Markets Stock Fund	52,799	1,797,293
T. Rowe Price International Funds-International Discovery Fund	23,667	1,318,978
T. Rowe Price Small Cap Value Fund-Class I	21,705	881,674
Vanguard FTSE Developed Markets ETF	107,668	3,930,959
Vanguard FTSE Emerging Markets ETF	36,408	1,374,402

Total Investment Companies (cost $43,892,365)		44,843,656

SHORT-TERM INVESTMENTS - 1.1%
INVESTMENT COMPANIES - 1.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $485,044)	485,044	485,044

Total Investments - 106.8% (cost $44,377,409) (d)		45,328,700
Other assets less liabilities - (6.8)%		(2,893,776)

Net Assets - 100.0%		$42,434,924

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $963,637 and gross unrealized depreciation of investments was $(12,346), resulting in net unrealized appreciation of $951,291.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2045 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$44,843,656	$	– 0	–	$	– 0	–	$44,843,656
Short-Term Investments	485,044		– 0	–		– 0	–	485,044

Total (a)	$45,328,700	$	– 0	–	$	– 0	–	$45,328,700

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$207	$1,992	$1,714	$485	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

												Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/16 (000)		Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$2,673	$68		$21		$	– 0	–*	$(32)	$2,688		$	– 0	–	$	– 0	–
AB Discovery Value Fund-Class Z	1,786	– 0	–	464			7		6	1,335			– 0	–		– 0	–
AB Global Real Estate Investment Fund II-Class I	1,323	150		– 0	–		– 0	–	(111)	1,362			6			– 0	–
AB Growth and Income Fund, Inc.-Class Z	7,805	392		– 0	–		– 0	–	(62)	8,135			– 0	–		– 0	–
AB High Income Fund, Inc.	25	– 0	–	25			1		(1)	– 0	–		– 0	–		– 0	–
AB Intermediate Bond Portfolio-Class Z	877	49		114			– 0	–*	(8)	804			6			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 101.5%
Funds and Investment Trusts - 101.5% (a)
AB Concentrated Growth Portfolio-Class Z	39,077	$1,081,647
AB Discovery Value Fund-Class Z	27,655	543,976
AB Global Real Estate Investment Fund II-Class I	50,568	537,035
AB Growth and Income Fund, Inc.-Class Z	582,404	3,243,992
AB Intermediate Bond Portfolio-Class Z	28,705	323,218
AQR Long-Short Equity Fund-Class R6	98,776	1,276,181
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	55,501	368,528
Franklin Growth Fund-Class R6	16,387	1,256,085
iShares Core S&P 500 ETF	6,745	1,441,339
iShares Russell 2000 ETF	1,455	172,417
MFS Institutional International Equity Fund	105,090	2,166,952
MFS Value Fund-Class R5	47,069	1,633,295
T. Rowe Price Emerging Markets Stock Fund	31,884	1,085,319
T. Rowe Price International Funds-International Discovery Fund	9,632	536,771
T. Rowe Price Small Cap Value Fund-Class I	8,847	359,379
Vanguard FTSE Developed Markets ETF	48,264	1,762,119
Vanguard FTSE Emerging Markets ETF	4,802	181,275

Total Investment Companies (cost $17,604,650)		17,969,528

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $146,993)	146,993	146,993

Total Investments - 102.3% (cost $17,751,643) (d)		18,116,521
Other assets less liabilities - (2.3)%		(408,014)

Net Assets - 100.0%		$17,708,507

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $372,217 and gross unrealized depreciation of investments was $(7,339), resulting in net unrealized appreciation of $364,878.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2050 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$17,969,528	$	– 0	–	$	– 0	–	$17,969,528
Short-Term Investments	146,993		– 0	–		– 0	–	146,993

Total (a)	$18,116,521	$	– 0	–	$	– 0	–	$18,116,521

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$87	$1,403	$1,343	$147	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

												Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/16 (000)		Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$1,074	$32		$11	$	– 0	–*	$(13)		$1,082		$	– 0	–	$	– 0	–
AB Discovery Value Fund-Class Z	716	15		192		2		3		544			– 0	–		– 0	–
AB Global Real Estate Investment Fund II-Class I	538	55		11		– 0	–*	(45)		537			2			– 0	–
AB Growth and Income Fund, Inc.-Class Z	3,137	154		23		– 0	–*	(24)		3,244			– 0	–		– 0	–
AB High Income Fund, Inc.	10	– 0	–	10		– 0	–*	– 0	–*	– 0	–		– 0	–*		– 0	–
AB Intermediate Bond Portfolio-Class Z	352	20		46		– 0	–*	(3)		323			2			– 0	–

*	Amount less than $500.

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 101.8%
Funds and Investment Trusts - 101.8% (a)
AB Concentrated Growth Portfolio-Class Z	40,551	$1,122,443
AB Discovery Value Fund-Class Z	28,787	566,243
AB Global Real Estate Investment Fund II-Class I	52,501	557,560
AB Growth and Income Fund, Inc.-Class Z	610,965	3,403,078
AB Intermediate Bond Portfolio-Class Z	29,646	333,810
AQR Long-Short Equity Fund-Class R6	104,479	1,349,874
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	58,818	390,550
Franklin Growth Fund-Class R6	17,068	1,308,236
iShares Core S&P 500 ETF	7,083	1,513,566
iShares Russell 2000 ETF	1,552	183,912
MFS Institutional International Equity Fund	108,527	2,237,827
MFS Value Fund-Class R5	48,986	1,699,819
T. Rowe Price Emerging Markets Stock Fund	33,246	1,131,680
T. Rowe Price International Funds-International Discovery Fund	10,003	557,475
T. Rowe Price Small Cap Value Fund-Class I	9,275	376,762
Vanguard FTSE Developed Markets ETF	50,971	1,860,951
Vanguard FTSE Emerging Markets ETF	4,973	187,731

Total Investment Companies (cost $18,407,514)		18,781,517

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (a)(c) (cost $38,559)	38,559	38,559

Total Investments - 102.0% (cost $18,446,073) (d)		18,820,076
Other assets less liabilities - (2.0)%		(368,412)

Net Assets - 100.0%		$18,451,664

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $379,945 and gross unrealized depreciation of investments was $(5,942), resulting in net unrealized appreciation of $374,003.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2055 Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$18,781,517	$	– 0	–	$	– 0	–	$18,781,517
Short-Term Investments	38,559		– 0	–		– 0	–	38,559

Total (a)	$18,820,076	$	– 0	–	$	– 0	–	$18,820,076

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$361	$1,955	$2,277	$39	$	– 0	–*

*	Amount less than $500.

A summary of the Fund’s transactions of investments in affiliated issuers for the three months ended October 31, 2016 is as follows:

														Distributions
Affiliated Issuer	Market Value 7/31/16 (000)	Purchases at Cost (000)		Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/16 (000)		Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio-Class Z	$1,019	$117		$	– 0	–	$	– 0	–	$(14)		$1,122		$	– 0	–	$	– 0	–
AB Discovery Value Fund-Class Z	677	50			165			3		1		566			– 0	–		– 0	–
AB Global Real Estate Investment Fund II-Class I	513	89			– 0	–		– 0	–	(44)		558			2			– 0	–
AB Growth and Income Fund, Inc.-Class Z	3,058	373			– 0	–		– 0	–	(28)		3,403			– 0	–		– 0	–
AB High Income Fund, Inc.	9	– 0	–		9			– 0	–*	– 0	–*	– 0	–		– 0	–*		– 0	–
AB Intermediate Bond Portfolio-Class Z	336	45			44			– 0	–*	(3)		334			2			– 0	–

*	Amount less than $500.

AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Information Technology - 28.5%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	98,070	$8,311,433
Oclaro, Inc. (a)	846,071	6,184,779

		14,496,212

Internet Software & Services - 6.2%
2U, Inc. (a)	417,598	14,557,466
Cimpress NV (a)(b)	140,108	11,663,991
CoStar Group, Inc. (a)	48,748	9,121,726
LogMeIn, Inc.	15,846	1,505,370
Nutanix, Inc.-Class A (a)(b)	111,994	2,743,853
Pandora Media, Inc. (a)(b)	564,821	6,399,422
Q2 Holdings, Inc. (a)	452,950	12,727,895
Trade Desk, Inc. (The)-Class A (a)(b)	120,388	3,031,370

		61,751,093

IT Services - 1.0%
EPAM Systems, Inc. (a)	157,250	10,122,182

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Energy Industries, Inc. (a)	281,030	13,405,131
Cirrus Logic, Inc. (a)	172,760	9,325,585
Microsemi Corp. (a)	335,100	14,117,763
Monolithic Power Systems, Inc.	141,999	11,190,941
Silicon Laboratories, Inc. (a)	254,982	15,286,171

		63,325,591

Software - 13.4%
Aspen Technology, Inc. (a)	318,713	15,693,428
Atlassian Corp. PLC-Class A (a)	158,030	4,244,686
Blackbaud, Inc.	200,490	12,310,086
Ellie Mae, Inc. (a)	75,415	7,985,694
Guidewire Software, Inc. (a)	228,895	13,150,018
HubSpot, Inc. (a)	214,795	11,265,998
Paylocity Holding Corp. (a)(b)	298,103	12,964,499
Proofpoint, Inc. (a)	183,952	14,418,158
RingCentral, Inc.-Class A (a)	731,030	15,132,321
Take-Two Interactive Software, Inc. (a)	345,613	15,341,761
Ultimate Software Group, Inc. (The) (a)	52,409	11,057,775

		133,564,424

		283,259,502

Health Care - 20.5%
Biotechnology - 6.9%
Adamas Pharmaceuticals, Inc. (a)(b)	263,903	3,626,027
Aimmune Therapeutics, Inc. (a)(b)	268,696	4,374,371
Alder Biopharmaceuticals, Inc. (a)	204,031	4,947,752
Amicus Therapeutics, Inc. (a)	633,580	4,371,702
ARIAD Pharmaceuticals, Inc. (a)(b)	560,060	4,883,723

Company	Shares	U.S. $ Value
Audentes Therapeutics, Inc. (a)(b)	214,390	$3,428,096
DBV Technologies SA (Sponsored ADR) (a)	110,034	3,777,467
Neurocrine Biosciences, Inc. (a)	87,120	3,813,242
Otonomy, Inc. (a)	223,799	3,379,365
Prothena Corp. PLC (a)(b)	118,370	5,660,454
Radius Health, Inc. (a)(b)	121,070	5,196,324
Sage Therapeutics, Inc. (a)	128,193	5,581,523
TESARO, Inc. (a)(b)	83,235	10,061,447
Ultragenyx Pharmaceutical, Inc. (a)(b)	95,026	5,605,584

		68,707,077

Health Care Equipment & Supplies - 6.8%
Align Technology, Inc. (a)	111,042	9,540,729
DexCom, Inc. (a)	126,081	9,864,578
Glaukos Corp. (a)	280,258	9,360,617
iRhythm Technologies, Inc. (a)	15,874	396,056
Nevro Corp. (a)(b)	187,275	17,214,318
Penumbra, Inc. (a)	153,575	10,128,271
Zeltiq Aesthetics, Inc. (a)(b)	341,060	11,289,086

		67,793,655

Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	175,452	6,309,254
Amsurg Corp. (a)	155,509	9,291,663
Diplomat Pharmacy, Inc. (a)(b)	137,002	3,174,336
Premier, Inc.-Class A (a)	366,445	11,667,609

		30,442,862

Life Sciences Tools & Services - 1.2%
ICON PLC (a)	148,442	11,916,924

Pharmaceuticals - 2.5%
Aerie Pharmaceuticals, Inc. (a)(b)	152,525	5,071,456
Akorn, Inc. (a)	438,828	10,509,931
GW Pharmaceuticals PLC (ADR) (a)(b)	33,360	3,916,130
Medicines Co. (The) (a)	172,217	5,674,550

		25,172,067

		204,032,585

Consumer Discretionary - 18.2%
Distributors - 1.1%
Pool Corp.	120,168	11,125,153

Diversified Consumer Services - 1.8%
Bright Horizons Family Solutions, Inc. (a)	264,675	17,709,404

Hotels, Restaurants & Leisure - 6.8%
Buffalo Wild Wings, Inc. (a)	76,534	11,147,177
Dave & Buster’s Entertainment, Inc. (a)	312,644	12,927,829
Planet Fitness, Inc. (a)(b)	743,318	15,758,342
Texas Roadhouse, Inc.-Class A	270,930	10,978,084
Vail Resorts, Inc.	89,250	14,230,020

Company	Shares	U.S. $ Value
Zoe’s Kitchen, Inc. (a)(b)	91,721	$2,079,315

		67,120,767

Household Durables - 0.9%
Honest Co. (The) (a)(c)(d)	29,639	1,211,049
Tempur Sealy International, Inc. (a)(b)	147,108	7,954,130

		9,165,179

Media - 2.5%
IMAX Corp. (a)	438,270	13,257,668
National CineMedia, Inc.	829,466	11,504,693

		24,762,361

Multiline Retail - 1.2%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	447,505	12,239,262

Specialty Retail - 3.9%
Five Below, Inc. (a)	378,723	14,232,410
Lithia Motors, Inc.-Class A	148,623	12,748,881
Tile Shop Holdings, Inc. (a)	665,958	11,287,988

		38,269,279

		180,391,405

Industrials - 15.2%
Aerospace & Defense - 1.5%
Hexcel Corp.	327,335	14,890,469

Commercial Services & Supplies - 0.5%
Advanced Disposal Services, Inc. (a)	238,032	4,767,781

Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	188,294	14,485,457

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	140,553	14,736,982

Machinery - 7.4%
Astec Industries, Inc.	164,680	9,116,685
IDEX Corp.	159,266	13,766,953
John Bean Technologies Corp.	27,670	2,209,450
Lincoln Electric Holdings, Inc.	182,023	11,982,574
Middleby Corp. (The) (a)	115,647	12,965,185
Nordson Corp.	120,540	12,069,670
RBC Bearings, Inc. (a)	158,719	11,324,601

		73,435,118

Marine - 0.1%
Kirby Corp. (a)	20,866	1,230,051

Road & Rail - 1.2%
Genesee & Wyoming, Inc.-Class A (a)	178,953	12,158,067

Trading Companies & Distributors - 1.5%
H&E Equipment Services, Inc.	577,102	8,050,573

Company	Shares	U.S. $ Value
SiteOne Landscape Supply, Inc. (a)	219,013	$6,828,825

		14,879,398

		150,583,323

Financials - 6.2%
Banks - 4.6%
PrivateBancorp, Inc.	230,778	10,440,397
Signature Bank/New York NY (a)	78,184	9,425,863
SVB Financial Group (a)	107,672	13,165,055
Western Alliance Bancorp (a)	345,103	12,893,048

		45,924,363

Capital Markets - 1.6%
Houlihan Lokey, Inc.	296,152	7,217,224
Stifel Financial Corp. (a)	222,077	8,692,094

		15,909,318

		61,833,681

Materials - 2.7%
Chemicals - 1.5%
PolyOne Corp.	503,075	14,704,882

Construction Materials - 1.2%
Summit Materials, Inc.-Class A (a)	628,723	11,782,269

		26,487,151

Consumer Staples - 2.6%
Food & Staples Retailing - 0.6%
Chefs’ Warehouse, Inc. (The) (a)(b)	536,861	6,120,216

Food Products - 1.5%
AdvancePierre Foods Holdings, Inc.	292,311	8,173,016
Freshpet, Inc. (a)(b)	795,039	6,757,831

		14,930,847

Personal Products - 0.5%
elf Beauty, Inc. (a)	205,256	5,307,920

		26,358,983

Energy - 2.4%
Energy Equipment & Services - 1.6%
Dril-Quip, Inc. (a)	73,484	3,490,490
Forum Energy Technologies, Inc. (a)	177,710	3,198,780
Oil States International, Inc. (a)	302,528	8,848,944

		15,538,214

Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co. (a)	377,165	8,225,969

		23,764,183

Total Common Stocks (cost $785,953,096)		956,710,813

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 0.5%
Funds and Investment Trusts - 0.5%
iShares Russell 2000 Growth ETF (b) (cost $3,925,621)	32,400	$4,531,788

SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (e)(f) (cost $32,862,886)	32,862,886	32,862,886

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $822,741,603)		994,105,487

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%
Investment Companies - 7.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (e)(f) (cost $72,296,924)	72,296,924	72,296,924

Total Investments - 107.4% (cost $895,038,527) (g)		1,066,402,411
Other assets less liabilities - (7.4)%		(73,486,898)

Net Assets - 100.0%		$992,915,513

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $206,270,491 and gross unrealized depreciation of investments was $(34,906,607), resulting in net unrealized appreciation of $171,363,884.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Small Cap Growth Portfolio

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$283,259,502		$	– 0	–	$	– 0	–	$283,259,502
Health Care	204,032,585			– 0	–		– 0	–	204,032,585
Consumer Discretionary	179,180,356			– 0	–		1,211,049		180,391,405
Industrials	150,583,323			– 0	–		– 0	–	150,583,323
Financials	61,833,681			– 0	–		– 0	–	61,833,681
Materials	26,487,151			– 0	–		– 0	–	26,487,151
Consumer Staples	26,358,983			– 0	–		– 0	–	26,358,983
Energy	23,764,183			– 0	–		– 0	–	23,764,183
Investment Companies	4,531,788			– 0	–		– 0	–	4,531,788
Short-Term Investments	32,862,886			– 0	–		– 0	–	32,862,886
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	72,296,924			– 0	–		– 0	–	72,296,924

Total Investments in Securities	1,065,191,362			– 0	–		1,211,049		1,066,402,411

Other Financial Instruments (a)	– 0	–		– 0	–		– 0	–	– 0	–

Total (b)	$1,065,191,362		$	– 0	–		$1,211,049		$1,066,402,411

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/16		$1,211,049			$1,211,049
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/16		$1,211,049			$1,211,049

Net change in unrealized appreciation/depreciation from investments held as of 10/31/16	$	– 0	–	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$29,052	$86,456	$82,645	$32,863	$13

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$197,326	$227,139	$352,168	$72,297	$100,521

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2016